Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Purchase Obligations	Future minimum payments required under these commitments as of December 31, 2019 are as follows:

Purchase Obligations
(Dollars in millions)
2020	$1,065
2021	448
2022	755
2023	63
2024	40
Thereafter	37
Total	$2,408